GENERAL (Incorporation of Caesarstone Canada Inc.) (Details) (Canadian Quartz Holdings Inc. [Member])	Dec. 31, 2012
Canadian Quartz Holdings Inc. [Member]
Business Acquisition [Line Items]
Equity interest held by CIOT	45.00%